LEASES - Future maturities of operating and finance leases (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Operating Leases
2021	$ 446,004,000
2022	250,739,000
2023	258,262,000
2024	220,572,000
Total	1,303,068,000
Less: interest	(114,584,000)
Total lease liability	1,188,484,000
Finance Leases
2021	48,249,000
2022	33,371,000
Total	91,705,000
Less: interest	(2,737,000)
Total lease liability	$ 88,968,000
ENERGY VAULT HOLDINGS, INC
Operating Leases
2021		$ 450,500
2022		243,436
2023		250,739
2024		258,262
2025		220,572
Total		1,423,508
Less: interest		(153,250)
Total lease liability		1,270,259
Finance Leases
2021		31,608
2022		39,971
2023		24,241
Total		95,820
Less: interest		(2,536)
Total lease liability		$ 93,285